FINANCE INCOME / EXPENSE / OTHER FINANCIAL RESULTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finance income
Interest gain	$ 5,303	$ 4,777	$ 2,832
TOTAL	5,303	4,777	2,832
Finance expense
Interest expense on borrowings	(12,196)	(4,106)	(2,491)
Interest on deferred consideration	(8,597)	(7,057)	(2,979)
Interest expense on lease liabilities	(6,947)	(6,319)	(6,822)
Banking expenses	(3,079)	(3,423)	(2,290)
Other interest	(918)	(2,590)	(1,743)
Other	(465)	(258)	(227)
TOTAL	(32,202)	(23,753)	(16,552)
Other financial results, net
Gain on transaction with bonds	4,958	9,157	13,883
Net gain arising from financial assets measured at fair value through OCI	462	630	500
Net gain (loss) arising from financial assets measured at fair value through PL	452	23,564	(7,537)
Foreign exchange gain (loss), net	192	(22,009)	(6,673)
TOTAL	$ 6,064	$ 11,342	$ 173